Basis of preparation - Exchange rates for the currencies (Details)	6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023
Foreign exchange rates [abstract]
Exchange rate as at end of year	1.3570		1.3535
Average exchange rate for year ended	1.3553	1.3484